Financial Liabilities - Borrowings - Summary of Present Value of Finance Lease Obligations (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Present value of finance lease Obligations	£ 5	£ 8
In less than one year [member]
Disclosure of detailed information about borrowings [line items]
Present value of finance lease Obligations	3	4
One to five years [member]
Disclosure of detailed information about borrowings [line items]
Present value of finance lease Obligations	£ 2	£ 4